Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2050 Fund	May 30, 2024
Fidelity Advisor Freedom 2050 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.08%
Past 5 years	9.83%
Past 10 years	6.92%
Fidelity Advisor Freedom 2050 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.44%
Past 5 years	9.58%
Past 10 years	6.92%
Fidelity Advisor Freedom 2050 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.30%
Past 5 years	10.94%
Past 10 years	7.84%
Fidelity Advisor Freedom 2050 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.08%
Past 5 years	9.34%
Past 10 years	6.94%
Fidelity Advisor Freedom 2050 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.83%
Past 5 years	7.56%
Past 10 years	5.23%
Fidelity Advisor Freedom 2050 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.47%
Past 5 years	7.10%
Past 10 years	5.15%
Fidelity Advisor Freedom 2050 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.32%
Past 5 years	11.02%
Since Inception	7.81%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0391
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.19%

[1]	A From October 2, 2018 .